Breakdown of expenses by nature - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Disclosure Of Expenses By Nature [Line Items]
Past service costs defined benefit plans	€ 0	€ 19
Country of domicile
Disclosure Of Expenses By Nature [Line Items]
Number of employees | employee	163	127	189
Country of domicile | The Netherlands | Jubilee Plan
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ (47)	€ (5)
Discount rate	3.60%	0.80%
Salary increases	2.50%	2.50%
Actuarial assumption of retirement age	68 years	68 years
Provision for employee benefits	€ 26	€ 73	€ 78
Past service costs defined benefit plans	0	(19)
Country of domicile | The Netherlands | ABP Defined Contribution Pension Plan
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense, defined contribution plans	€ 1,290	€ 1,034	€ 1,716
Funding ratio percentage	110.90%	110.20%	93.50%
Policy funding ratio percentage	118.60%	102.80%	87.60%
Policy funding ratio statutory requirement percentage	104.00%
Foreign countries
Disclosure Of Expenses By Nature [Line Items]
Number of employees | employee	59	40	52
Foreign countries | Belgium | ABP Defined Benefit Pension Plan
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 0	€ 10	€ 27
Foreign countries | Germany United Kingdom Sweden And Norway | ABP Defined Contribution Pension Plan
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense, defined contribution plans	€ 67	€ 75	€ 124